CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net loss	$ (605)	$ (3,885)	$ (1,222)	$ (3,102)
Other comprehensive (loss)/income, net of tax:
Unrealized gain on marketable securities	0	0	0	14
Change in fair value of debt component of Archer convertible bond	(3)	0	3	0
Actuarial (loss)/gain relating to pensions	1	0	(1)	(3)
Unrealized gain on interest rate swaps in VIEs and subsidiaries	0	0	0	2
Share of other comprehensive loss from associated companies	(5)	0	(8)	(8)
Other comprehensive (loss)/income	(7)	0	(6)	5
Total comprehensive loss for the period	(612)	(3,885)	(1,228)	(3,097)
Comprehensive loss attributable to the parent	(609)	(3,881)	(1,225)	(2,976)
Comprehensive loss attributable to the non-controlling interest	(2)	(6)	(1)	(121)
Comprehensive (loss)/income attributable to the redeemable non-controlling interest	$ (1)	$ 2	$ (2)	$ 0